UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-07527

Turner Funds
(Exact name of registrant as specified in charter)

1205 Westlakes Drive, Suite 100 Berwyn, PA		19312
(Address of principal executive offices)		(Zip code)

Michael P. Malloy Drinker Biddle & Reath LLP One Logan Square, Suite 2000 Philadelphia, PA 19103
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-800-224-6312

Date of fiscal year end:	September 30

Date of reporting period:	December 31, 2014

Item 1.    Schedules of Investments.

Schedule of investments

Turner Medical Sciences Long/Short Fund

December 31, 2014

(Unaudited)

		Value
	Shares	(000)
Common stock-107.0%†
Biotechnology-69.4%
Aegerion Pharmaceuticals*^	62,160	$1,302
AMAG Pharmaceuticals*^	56,950	2,427
Amarin ADR*^	628,790	616
Concert Pharmaceuticals*^	57,820	770
Discovery Laboratories*^	2,127,527	2,468
Dynavax Technologies*^	27,474	463
Emergent Biosolutions*^	71,440	1,945
Heron Therapeutics*^	57,740	581
Histogenics*	152,060	1,673
Infinity Pharmaceuticals*^	61,130	1,032
Intercept Pharmaceuticals*^	10,800	1,685
Keryx Biopharmaceuticals*^	25,170	356
NPS Pharmaceuticals*^	71,710	2,566
Progenics Pharmaceuticals*^	89,200	674
Prothena*^	96,070	1,994
Puma Biotechnology*^	3,175	601
Retrophin*^	165,530	2,026
Total Biotechnology		23,179

Health care equipment & supplies-6.0%
Unilife*^	595,810	1,996
Total Health care equipment & supplies		1,996

Personal products-5.2%
IGI Laboratories*^	196,522	1,729
Total Personal products		1,729

Pharmaceuticals-26.4%
Amphastar Pharmaceuticals*^	56,880	660
Cardiome Pharma*^	65,813	609
DepoMed*^	117,860	1,899
Flamel Technologies SA ADR*^	151,065	2,588
Horizon Pharma PLC*^	221,860	2,859
Ocera Therapeutics*^	31,859	203
Total Pharmaceuticals		8,818

Total Common stock
(Cost $31,815)**		35,722

Cash equivalent - 11.7%
BlackRock Liquidity Funds TempCash Portfolio, Dollar Shares, 0.148%‡	3,909,536	3,910

Total Cash equivalent (Cost $3,910)**		3,910

Total Investments-118.7% (Cost $35,725)**		39,632

Segregated cash with brokers-40.1%		13,384

Securities sold short-(58.5)% (Proceeds $(16,408))**		(19,533)

Net Other assets (liabilities)-(0.3)%		(88)

Net Assets-100.0%		$33,395

*	Non-income producing security.
**	This number is listed in thousands.
^	All or a portion of the shares have been committed as collateral for open short positions.
†	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
‡	Rate shown is the 7-day effective yield as of December 31, 2014.

ADR	-	American Depositary Receipt

See accompanying notes to schedules of investments.

Schedule of securities sold short

Turner Medical Sciences Long/Short Fund

December 31, 2014

(Unaudited)

		Value
	Shares	(000)
Common stock-48.9%
Biotechnology-34.6%
Acorda Therapeutics	54,720	$2,236
Agios Pharmaceuticals	22,580	2,530
BioMarin Pharmaceuticals	10,530	952
Isis Pharmaceuticals	20,610	1,272
Karyopharm Therapeutics	17,817	667
Ophthotech	17,570	788
Ovascience	46,349	2,050
Regulus Therapeutics	65,980	1,058
Total Biotechnology		11,553

Health care equipment & supplies-2.6%
Hospira	14,100	864
Total Health care equipment & supplies		864

Health care providers & services-4.2%
Anika Therapeutics	34,450	1,403
Total Health care providers & services		1,403

Life sciences tools & services-2.1%
Charles River Laboratories International	10,920	695
Total Life sciences tools & services		695

Pharmaceuticals-5.4%
ENDO International PLC	15,420	1,113
Nektar Therapeutics	45,640	707
Total Pharmaceuticals		1,820

Total Common stock (Proceeds $13,400)*		16,335

Exchange traded funds - 9.6%
SPDR S&P 500 ETF Trust	15,560	3,198

Total Exchange traded funds (Proceeds $3,008)*		3,198

Total Securities sold short-58.5% (Proceeds $16,408)*		$19,533

Percentages disclosed are based on total net assets of the Fund at December 31, 2014.

*	This number is listed in thousands.

ETF	-	Exchange Traded Fund
SPDR		Standard & Poor’s Depositary Receipt

See accompanying notes to schedules of investments.

Schedule of investments

Turner Spectrum Fund

December 31, 2014

(Unaudited)

		Value
	Shares	(000)
Common stock-98.5%†
Consumer discretionary-16.6%
Advance Auto Parts^	2,970	$473
Best Buy^	8,890	347
BorgWarner^	8,670	476
Criteo SA ADR*^	11,290	456
D.R. Horton^	20,140	509
Deckers Outdoor*^	3,170	289
Dollar Tree*	1,940	137
DSW, Cl A	6,400	239
General Motors^	16,280	568
Harley-Davidson^	6,490	428
Hilton Worldwide Holdings*^	14,370	375
Home Depot	1,880	197
HomeAway*	4,320	129
Kate Spade*	9,440	302
Lululemon Athletica*	4,270	238
Mohawk Industries*	1,350	210
Monro Muffler Brake	7,760	449
Netflix*	460	157
Polaris Industries	2,560	387
PVH	2,560	328
Rentrak*	3,030	221
Restoration Hardware Holdings*	1,780	171
Skechers U.S.A., Cl A*	4,130	228
Starwood Hotels & Resorts Worldwide	7,120	576
Target	2,210	168
Time Warner	2,180	186
Williams-Sonoma	7,170	543
Zoe’s Kitchen*	11,690	350
Total Consumer discretionary		9,137

Consumer staples-4.2%
Hershey^	4,340	450
Mead Johnson Nutrition, Cl A	1,770	178
Monster Beverage*	4,090	442
PepsiCo	1,920	182
Rite Aid*	18,180	137
Smart & Final Stores*	12,370	195
Walgreens Boots Alliance	5,100	389
WhiteWave Foods, Cl A*	9,960	349
Total Consumer staples		2,322

Energy-1.7%
Concho Resources*^	2,190	218
Independence Contract Drilling*	142,470	744
Total Energy		962

Financials-16.4%
Ameris Bancorp	9,310	239
Atlas Mara Co-Nvest*	96,280	809
Bank of New York Mellon	6,160	250
Bank of the Ozarks^	12,768	484
Discover Financial Services^	7,922	519
Essent Group*^	19,500	501
FS Investment^	47,910	476
FXCM, Cl A^	28,740	476
Genworth Financial, Cl A*^	37,850	322
Hanmi Financial^	18,940	413
Invesco	8,090	320
Janus Capital Group	25,370	409
Kennedy-Wilson Holdings	18,960	480
Moody’s	5,600	537
Morgan Stanley	12,670	492
Signature Bank*	4,270	538
Simon Property Group	2,660	484
Square 1 Financial, Cl A*	13,600	336
TD Ameritrade Holdings	25,880	925
Total Financials		9,010

Health care-27.8%
Actavis*^	960	247
Aegerion Pharmaceuticals*^	22,810	478
AMAG Pharmaceuticals*^	22,040	939
Amarin ADR*	246,600	242
Amphastar Pharmaceuticals*^	22,010	256
Cardiome Pharma*	25,461	236
Celgene*	1,390	155
Concert Pharmaceuticals*^	22,375	298
DepoMed*^	45,607	735
Discovery Laboratories*^	898,795	1,042
Dynavax Technologies*	10,630	179
Emergent Biosolutions*^	27,640	753
Flamel Technologies SA ADR*^	55,419	949
Gilead Sciences*	1,010	95
Heron Therapeutics*	22,340	225
Histogenics*	81,880	901
Horizon Pharma PLC*	81,390	1,048
IGI Laboratories*	76,040	669
Infinity Pharmaceuticals*	23,650	399
Intercept Pharmaceuticals*	4,180	652
Keryx Biopharmaceuticals*	9,740	138
McKesson	2,230	463
Medtronic	3,170	229
NPS Pharmaceuticals*	27,750	993
Ocera Therapeutics*	12,331	79
Progenics Pharmaceuticals*	34,510	261
Prothena*	37,170	772
Puma Biotechnology*	1,230	233
Retrophin*	64,050	784
Unilife*	230,536	772
Total Health care		15,222

Industrials-12.4%
American Airlines Group^	7,250	389
Boeing	2,050	266
Canadian Pacific Railway^	2,660	513
FedEx	1,000	174
Honeywell International	2,480	248
Hub Group, Cl A*	12,660	482
Ingersoll-Rand PLC	5,650	358
Landstar System	6,040	438
Louis XIII Holdings*	541,882	236
Manitowoc	3,720	82
NN	18,980	390
Owens Corning	10,500	376
PACCAR	1,900	129
PGT*	39,503	380
Precision Castparts	2,250	542
Ryder System	3,880	360
Spirit Airlines*	4,040	305
Swift Transportation*	22,410	643
TASER International*	9,730	258
Union Pacific	2,090	249
Total Industrials		6,818

Information technology-15.8%
Alliance Data Systems*^	1,870	535

		Value
	Shares	(000)
Avago Technologies^	2,500	$251
Broadcom, Cl A^	5,230	227
Cisco Systems^	13,760	383
Corning	6,740	155
Digimarc^	45,340	1,230
Envestnet*^	6,400	314
F5 Networks*	1,010	132
Facebook, Cl A*^	12,180	950
Google, Cl A*^	860	456
Hortonworks*	2,360	64
Lam Research	3,110	247
LinkedIn, Cl A*	3,000	689
MDC Partners	17,660	401
Mobileye NV*	7,350	298
NXP Semiconductors*	2,460	188
Remark Media*	121,674	544
Salesforce.com*	4,140	246
ServiceNow*	2,690	183
Visa, Cl A	2,830	742
VMware, Cl A*	1,600	132
Western Digital	1,490	165
WEX*	1,770	175
Total Information technology		8,707

Materials-3.6%
Compass Minerals International^	7,140	620
Huntsman	16,030	365
Methanex	9,280	425
Potash Corp. of Saskatchewan	10,770	380
Senomyx*	29,870	180
Total Materials		1,970

Total Common stock (Cost $49,549)**		54,148

Warrant-0.4%
Financials-0.4%
Atlas Mara Co-Nvest*	472,160	212
Total Financials		212

Total Warrant (Cost $92)**		212

Total Investments-98.9% (Cost $49,641)**		54,360

Segregated cash with brokers-47.5%		26,137

Securities sold short-(64.1)% (Proceeds $(34,454))**		(35,241)

Net Other assets (liabilities)-17.7%		9,717

Net Assets-100.0%		$54,973

*	Non-income producing security.
**	This number is listed in thousands.
^	All or a portion of the shares have been committed as collateral for open short positions and open written option contacts.
†	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.

ADR	-	American Depositary Receipt
Cl	-	Class

See accompanying notes to schedules of investments.

Schedule of securities sold short

Turner Spectrum Fund

December 31, 2014

(Unaudited)

		Value
	Shares	(000)
Common stock-52.6%
Consumer discretionary-9.9%
Amazon.com	1,340	$416
Autoliv	4,680	497
AutoZone	880	544
Bed Bath & Beyond	7,860	598
Discovery Communications, Cl A	5,230	180
Expedia	1,070	91
Ford Motor	26,560	412
Fossil	2,510	278
Hyatt Hotels, Cl A	4,580	276
Macy’s	4,130	272
New York Times	3,710	49
Priceline.com	100	114
Ryland Group	13,370	516
Scripps Networks Interactive, Cl A	4,130	311
Steven Madden	6,140	195
Tiffany	1,300	139
Tumi Holdings	12,020	285
Viacom, Cl B	1,660	125
Yum! Brands	1,740	127
Total Consumer discretionary		5,425

Consumer staples-2.2%
Campbell Soup	3,510	154
General Mills	7,780	416
JM Smucker	2,310	233
Wal-Mart Stores	4,740	407
Total Consumer staples		1,210

Energy-3.0%
CARBO Ceramics	6,080	244
Nabors Industries	34,210	444
Oceaneering International	2,280	134
Schlumberger	8,710	744
Southwestern Energy	3,930	107
Total Energy		1,673

Financials-10.4%
Bank of America	5,580	100
Capital One Financial	7,910	653
Comerica	3,230	151
Financial Engine	14,290	522
Franklin Resources	7,880	436
Legg Mason	6,560	350
Northern Trust	8,580	578
PRA Group	6,480	375
Realogy Holdings	15,370	685
Santander Consumer USA Holdings	5,080	100
Springleaf Holdings	7,490	271
Stifel Financial	9,650	492
Texas Capital Bancshares	6,690	363
Unum Group	17,820	622
Total Financials		5,698

Health care-11.9%
Acorda Therapeutics	21,170	865
Agios Pharmaceuticals	8,740	980
Anika Therapeutics	13,330	543
Baxter International	2,240	164
BioMarin Pharmaceuticals	4,070	368
Charles River Laboratories International	4,230	269
ENDO International PLC	5,970	431
Hospira	5,460	334
Isis Pharmaceuticals	7,970	492
Karyopharm Therapeutics	6,890	258
Nektar Therapeutics	17,660	274
Ophthotech	6,800	305
Ovascience	17,937	793
Regulus Therapeutics	25,530	410
Waters	970	109
Total Health care		6,595

Industrials-7.6%
3M	950	156
Beacon Roofing Supply	12,950	360
CNH Industrial NV	30,150	243
Deere	14,120	1,249
Hunt (JB) Transportation Services	10,590	892
Pentair PLC	1,570	104
Rockwell Automation	1,390	155
Titan Machinery	43,833	611
United Parcel Service	2,940	327
Valmont Industries	490	62
Total Industrials		4,159

Information technology-5.6%
Accenture PLC	2,070	185
Altera	5,430	201
Citrix Systems	2,430	155
EMC	2,450	73
Fairchild Semiconductor International	11,230	190
Fleetcor Technologies	2,830	421
KLA-Tencor	1,850	130
Splunk	1,500	88
Trimble Navigation	24,510	650
Vantive	9,650	327
VeriSign	4,890	279
Western Union	16,190	290
Yelp	1,190	65
Total Information technology		3,054

Materials-2.0%
International Paper Co.	8,450	453
Monsanto	4,800	574
Rio Tinto PLC ADR	1,940	89
Total Materials		1,116

Total Common stock (Proceeds $27,916)*		28,930

Exchange traded funds-11.5%
Consumer Staples Select Sector SPDR Fund	6,830	331
iShares Russell 2000 Growth ETF	1,800	256
Market Vectors Oil Service ETF	13,390	481
SPDR S&P 500 ETF Trust	8,970	1,843
SPDR S&P Biotech ETF	670	125
SPDR S&P Oil & Gas Exploration & Production ETF	16,650	797
Teucrium Corn Fund ETF	26,462	705
Vanguard Consumer Discretionary ETF	4,300	502
Vanguard S&P 500 ETF	3,240	611
Vanguard Small-Cap Growth ETF	4,020	506
VelocityShares Daily Inverse VIX Short-Term ETN	4,930	154

		Value
	Shares	(000)
Total Exchange traded funds (Proceeds $6,538)*		$6,311

Total Securities sold short-64.1% (Proceeds $34,454)*		$35,241

Percentages disclosed are based on total net assets of the Fund at December 31, 2014.

*	This number is listed in thousands.

ADR	-	American Depositary Receipt
Cl	-	Class
ETF	-	Exchange Traded Fund
ETN		Exchange Traded Note
SPDR		Standard & Poor’s Depositary Receipt

See accompanying notes to schedules of investments.

Schedule of investments

Turner Titan Fund

December 31, 2014

(Unaudited)

		Value
	Shares	(000)
Common stock-83.3%†
Consumer discretionary-12.3%
Dollar Tree*	1,780	$125
Hilton Worldwide Holdings*^	13,820	361
Home Depot	1,820	191
HomeAway*	4,180	124
Netflix*	440	150
Target	2,110	160
Time Warner^	2,090	179
Williams-Sonoma	2,390	181
Total Consumer discretionary		1,471

Consumer staples-7.7%
Monster Beverage*^	1,470	159
PepsiCo^	1,860	176
Rite Aid*	16,540	124
Walgreens Boots Alliance^	4,910	374
WhiteWave Foods, Cl A*	2,650	93
Total Consumer staples		926

Energy-1.8%
Concho Resources*	2,110	210
Total Energy		210

Financials-7.3%
Bank of New York Mellon	5,940	241
Moody’s	2,160	207
TD Ameritrade Holdings^	11,700	419
Total Financials		867

Health care-9.6%
Actavis*	920	237
Celgene*	1,340	150
Gilead Sciences*	980	92
McKesson^	2,160	449
Medtronic	3,040	219
Total Health care		1,147

Industrials-13.4%
American Airlines Group	2,910	156
Boeing	1,980	257
FedEx	960	167
Honeywell International	2,380	238
Ingersoll-Rand PLC^	5,440	346
Manitowoc	3,580	79
PACCAR	1,740	118
Union Pacific^	2,000	238
Total Industrials		1,599

Information technology-28.1%
Alliance Data Systems*	730	209
Avago Technologies	2,410	242
Broadcom, Cl A	5,000	217
Cisco Systems	13,260	369
Corning	6,490	149
F5 Networks*	960	125
Facebook, Cl A*^	4,920	384
Hortonworks*	2,280	62
Lam Research	2,960	235
LinkedIn, Cl A*^	1,280	294
NXP Semiconductors*	2,370	181
Salesforce.com*^	3,980	236
ServiceNow*^	2,590	176
Visa, Cl A	800	210
VMware, Cl A*	1,540	127
Western Digital	1,430	158
Total Information technology		3,374

Materials-3.1%
Potash Corp. of Saskatchewan	10,400	367
Total Materials		367

Total Common stock (Cost $8,964)**		9,961

Cash equivalent - 10.9%
BlackRock Liquidity Funds TempCash Portfolio, Dollar Shares, 0.148%‡	1,304,127	1,304

Total Cash equivalent (Cost $1,304)**		1,304

Total Investments-94.2% (Cost $10,268)**		11,265

Segregated cash with brokers-36.9%		4,409

Securities sold short-(43.1)% (Proceeds $(5,115))**		(5,151)

Net Other assets (liabilities)-12.0%		1,432

Net Assets-100.0%		$11,955

*	Non-income producing security.
**	This number is listed in thousands.
^	All or a portion of the shares have been committed as collateral for open short positions.
†	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
‡	Rate shown is the 7-day effective yield as of December 31, 2014.

Cl	-	Class

See accompanying notes to schedules of investments.

Schedule of securities sold short

Turner Titan Fund

December 31, 2014

(Unaudited)

		Value
	Shares	(000)
Common stock-37.1%
Consumer discretionary-8.8%
Autoliv	850	$90
Bed Bath & Beyond	1,980	151
Discovery Communications, Cl A	5,030	173
Expedia	1,050	90
Fossil	850	94
New York Times	3,570	47
Priceline.com	90	103
Scripps Networks Interactive, Cl A	960	72
Tiffany	1,280	137
Tumi Holdings	3,830	91
Total Consumer discretionary		1,048

Consumer staples-2.3%
Campbell Soup	3,380	148
General Mills	2,450	131
Total Consumer staples		279

Energy-2.6%
Oceaneering International	2,040	120
Schlumberger	2,230	190
Total Energy		310

Financials-5.1%
Bank of America	5,060	91
Capital One Financial	1,130	93
Comerica	3,110	146
Santander Consumer USA Holdings	4,880	96
Unum Group	5,130	178
Total Financials		604

Health care-2.2%
Baxter International	2,220	163
Waters	930	105
Total Health care		268

Industrials-6.7%
3M	910	150
Deere	1,740	154
Hunt (JB) Transportation Services	2,230	187
Pentair PLC	1,440	96
Rockwell Automation	1,340	149
Valmont Industries	470	60
Total Industrials		796

Information technology-8.7%
Accenture PLC	1,990	178
Altera	5,220	193
Citrix Systems	2,340	149
EMC	2,370	70
Fairchild Semiconductor International	10,890	184
KLA-Tencor	1,760	124
Splunk	1,440	85
Yelp	1,140	62
Total Information technology		1,045

Materials-0.7%
Rio Tinto PLC ADR	1,770	82
Total Materials		82

Total Common stock (Proceeds $4,395)*		4,432

Exchange traded funds-6.0%
SPDR S&P 500 ETF Trust	2,910	598
SPDR S&P Biotech ETF	650	121

Total Exchange traded funds
(Proceeds $720)*		719

Total Securities sold short-43.1%
(Proceeds $5,115)*		$5,151

Percentages disclosed are based on total net assets of the Fund at December 31, 2014.

*	This number is listed in thousands.

ADR	-	American Depositary Receipt
Cl	-	Class
ETF	-	Exchange Traded Fund
SPDR		Standard & Poor’s Depositary Receipt

See accompanying notes to schedules of investments.

Schedule of investments

Turner Emerging Growth Fund

December 31, 2014

(Unaudited)

		Value
	Shares	(000)
Common stock-96.5%†
Consumer discretionary-14.7%
Boot Barn Holdings*^	70,250	$1,279
Criteo SA ADR*	37,350	1,510
del Frisco’s Restaurant Group*	56,410	1,339
Kona Grill*	118,000	2,724
Lithia Motors, Cl A	13,000	1,127
Rentrak*^	30,000	2,185
Skullcandy*	125,000	1,149
The Habit Restaurants, Cl A*	40,000	1,294
Tuesday Morning*	45,000	977
Vince Holding*^	33,000	863
Zoe’s Kitchen*^	85,000	2,541
Total Consumer discretionary		16,988

Consumer staples-4.9%
Boston Beer, Cl A*	4,200	1,215
Boulder Brands*	80,000	885
Inventure Foods*	75,000	956
Reed’s*	50,000	296
Smart & Final Stores*	82,000	1,289
SunOpta*	90,000	1,067
Total Consumer staples		5,708

Energy-3.1%
Bonanza Creek Energy*	17,890	429
Callon Petroleum*	80,000	436
Diamondback Energy*	12,000	717
Independence Contract Drilling*	125,000	653
Panhandle Oil & Gas, Cl A	38,000	885
PDC Energy*	12,000	495
Total Energy		3,615

Financials-6.1%
Banc of California	126,460	1,450
Bryn Mawr Bank	59,021	1,847
Hanmi Financial	60,820	1,326
Square 1 Financial, Cl A*	100,000	2,471
Total Financials		7,094

Health care-28.0%
Acadia Healthcare*^	28,010	1,714
Akorn*^	55,000	1,991
ANI Pharmaceuticals*	17,700	998
Atricure*	62,980	1,257
Biodelivery Sciences International*	130,000	1,563
Biotelemetry*	90,000	903
Cardiovascular Systems*	53,110	1,598
Cerus*	100,000	624
DepoMed*	95,000	1,530
Enanta Pharmaceuticals*^	25,000	1,271
HealthEquity*	73,000	1,858
Horizon Pharma PLC*	110,000	1,418
Intersect ENT*	35,000	649
Keryx Biopharmaceuticals*^	80,000	1,132
LDR Holding*	75,000	2,459
Mimedx Group*^	93,670	1,080
NanoString Technologies*^	115,720	1,612
Natus Medical*	59,632	2,149
NPS Pharmaceuticals*	32,680	1,169
OraSure Technologies*	187,350	1,900
Receptos*	20,000	2,450
Vascular Solutions*	32,780	890
Total Health care		32,215

Industrials-8.4%
Astronics*	15,000	830
CIRCOR International	8,950	540
Covenant Transport Group, Cl A*	46,840	1,270
Echo Global Logistics*	30,000	876
Multi-Color	18,740	1,039
PGT*	100,000	963
Primoris Services	35,000	813
TASER International*	71,270	1,886
WageWorks*	23,000	1,485
Total Industrials		9,702

Information technology-29.9%
Actua*	102,230	1,888
Ambarella*^	54,060	2,742
Callidus Software*	150,000	2,450
Canadian Solar*	18,000	435
Channeladvisor*^	46,690	1,008
Cray*	35,000	1,207
Demandware*^	25,000	1,439
Digimarc^	53,827	1,461
Electronics for Imaging*	26,610	1,140
FARO Technologies*	25,810	1,618
Immersion*	47,440	449
Inphi*	90,000	1,663
Manhattan Associates*	35,000	1,425
Monolithic Power Systems	48,000	2,388
Pixelworks*^	175,000	798
Proofpoint*^	70,000	3,375
SPS Commerce*	20,000	1,133
Textura*^	50,000	1,424
The Rubicon Project*^	175,000	2,824
TubeMogul*^	45,000	1,015
Vasco Data Security International*	56,410	1,591
Vitesse Semiconductor*	100,000	378
Workiva*	37,500	503
Total Information technology		34,354

Materials-1.4%
KapStone Paper & Packaging	33,000	968
Senomyx*^	102,720	617
Total Materials		1,585

Total Common stock (Cost $85,676)**		111,261

Cash equivalent - 22.8%
BlackRock Liquidity Funds TempCash Portfolio, Dollar Shares, 0.148%‡	26,313,865	26,314

Total Cash equivalent (Cost $26,314)**		26,314

Total Investments-119.3% (Cost $111,990)**		137,575

Net Other assets (liabilities)-(19.3)%		(22,225)

Net Assets-100.0%		$115,350

*	Non-income producing security.
**	This number is listed in thousands.

^	Security fully or partially on loan at December 31, 2014. The total value of securities on loan at December 31, 2014 was $21,334**. Certain of these securities may have been sold prior to period end.
†	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
‡	Rate shown is the 7-day effective yield as of December 31, 2014.

ADR	-	American Depositary Receipt
Cl	-	Class

See accompanying notes to schedules of investments.

Schedule of investments

Turner Large Growth Fund

December 31, 2014

(Unaudited)

		Value
	Shares	(000)
Common stock-97.3%†
Consumer discretionary-23.4%
BorgWarner	7,780	$428
Chipotle Mexican Grill*	1,030	705
Comcast, Cl A	12,020	697
Dollar Tree*	5,290	372
Harley-Davidson	5,230	345
Home Depot	7,910	830
Kate Spade*	9,000	288
Las Vegas Sands	4,260	248
Michael Kors Holdings*	6,960	523
Netflix*	1,360	465
Nike, Cl B	6,650	639
Panera Bread, Cl A*	1,690	295
Starbucks	7,490	615
Starwood Hotels & Resorts Worldwide	7,130	578
TripAdvisor*	3,160	236
Walt Disney	8,070	760
Williams-Sonoma	5,300	401
Total Consumer discretionary		8,425

Consumer staples-5.1%
Constellation Brands*	4,860	477
Hershey	4,440	461
Monster Beverage*	4,670	507
WhiteWave Foods, Cl A*	10,760	376
Total Consumer staples		1,821

Energy-2.0%
EOG Resources	4,060	374
Halliburton	9,160	360
Total Energy		734

Financials-5.8%
Affiliated Managers Group*	2,090	444
Moody’s	4,270	409
Morgan Stanley	11,870	461
TD Ameritrade Holdings	21,150	756
Total Financials		2,070

Health care-14.3%
Actavis*	2,240	577
Alexion Pharmaceuticals*	1,640	303
Biogen Idec*	1,590	540
Celgene*	6,420	718
Cigna	4,300	443
Gilead Sciences*	8,280	780
Johnson & Johnson	5,010	524
McKesson	6,130	1,272
Total Health care		5,157

Industrials-9.5%
AMETEK	11,320	595
Canadian Pacific Railway	2,660	513
FedEx	3,130	544
Honeywell International	8,270	825
Ingersoll-Rand PLC	7,770	493
Precision Castparts	1,850	446
Total Industrials		3,416

Information technology-35.3%
Adobe Systems*	5,880	427
Alliance Data Systems*	2,140	612
Apple	21,106	2,330
Avago Technologies	4,850	488
Broadcom, Cl A	6,400	277
Cisco Systems	12,910	359
F5 Networks*	2,750	359
Facebook, Cl A*	16,350	1,276
Google, Cl A*	1,675	889
Lam Research	6,270	497
LinkedIn, Cl A*	2,350	540
NXP Semiconductors*	6,880	526
Palo Alto Networks*	3,000	368
Red Hat*	5,910	409
Salesforce.com*	15,540	922
ServiceNow*	8,540	579
Tableau Software, Cl A*	4,960	420
Visa, Cl A	3,730	978
Western Digital	3,800	421
Total Information technology		12,677

Materials-0.8%
International Flavors & Fragrances	2,670	271
Total Materials		271

Telecommunication services-1.1%
SBA Communications, Cl A*	3,650	404
Total Telecommunication services		404

Total Common stock (Cost $29,060)**		34,975

Cash equivalent - 2.3%
BlackRock Liquidity Funds TempCash Portfolio, Dollar Shares, 0.148%‡	823,454	823

Total Cash equivalent (Cost $823)**		823

Total Investments-99.6% (Cost $29,883)**		35,798

Net Other assets (liabilities)-0.4%		149

Net Assets-100.0%		$35,947

*	Non-income producing security.
**	This number is listed in thousands.
†	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
‡	Rate shown is the 7-day effective yield as of December 31, 2014.

ADR	-	American Depositary Receipt
Cl	-	Class

See accompanying notes to schedules of investments.

Schedule of investments

Turner Midcap Growth Fund

December 31, 2014

(Unaudited)

		Value
	Shares	(000)
Common stock-97.1%†
Consumer discretionary-20.2%
Advance Auto Parts	35,290	$5,621
BorgWarner	56,120	3,084
Chipotle Mexican Grill*	8,780	6,011
Dollar Tree*	27,510	1,936
GoPro*	22,990	1,453
HomeAway*	182,770	5,443
Kate Spade*	74,520	2,385
Polaris Industries	30,040	4,543
PVH	27,370	3,508
Starwood Hotels & Resorts Worldwide	44,450	3,604
TripAdvisor*	22,660	1,692
Wynn Resorts	14,735	2,192
Total Consumer discretionary		41,472

Consumer staples-9.3%
Hershey	50,570	5,256
Keurig Green MTN	21,200	2,807
Mead Johnson Nutrition, Cl A	48,640	4,890
WhiteWave Foods, Cl A*	176,420	6,173
Total Consumer staples		19,126

Energy-1.7%
Concho Resources*	18,978	1,893
Memorial Resource Development*	91,970	1,658
Total Energy		3,551

Financials-8.7%
Affiliated Managers Group*	22,870	4,853
IntercontinentalExchange Group	12,820	2,811
Moody’s	41,350	3,962
Signature Bank*	27,610	3,478
TD Ameritrade Holdings	78,805	2,820
Total Financials		17,924

Health care-16.4%
Actavis*	17,000	4,376
Alexion Pharmaceuticals*	30,824	5,703
AmerisourceBergen, Cl A	23,070	2,080
Cooper	14,670	2,378
HCA Holdings*	40,790	2,994
Jazz Pharmaceuticals PLC*	28,330	4,638
Mylan*	81,030	4,568
Regeneron Pharmaceuticals*	9,070	3,721
Team Health Holdings*	29,230	1,682
Veeva Systems, Cl A*	53,520	1,413
Total Health care		33,553

Industrials-7.6%
AMETEK	68,630	3,612
Delta Air Lines	87,510	4,305
Kansas City Southern	23,110	2,820
Roper Industries	24,370	3,810
United Rentals*	10,080	1,028
Total Industrials		15,575

Information technology-26.8%
Alliance Data Systems*	19,300	5,521
Applied Materials	157,400	3,922
Avago Technologies	59,960	6,031
Cavium*^	127,899	7,908
LinkedIn, Cl A*	23,510	5,400
NXP Semiconductors*	108,960	8,326
RF Micro Devices*	217,840	3,614
ServiceNow*	80,360	5,452
Stratasys*^	32,620	2,711
SunEdison*	122,270	2,385
Workday, Cl A*	46,172	3,768
Total Information technology		55,038

Materials-4.9%
International Flavors & Fragrances	16,390	1,661
Methanex^	34,310	1,572
PolyOne	49,640	1,882
PPG Industries	21,180	4,896
Total Materials		10,011

Telecommunication services-1.5%
SBA Communications, Cl A*	27,440	3,039
Total Telecommunication services		3,039

Total Common stock (Cost $161,256)**		199,289

Warrant-0.0%
Financials-0.0%
Atlas Mara Co-Nvest*	65,000	29
Total Financials		29

Total Warrant (Cost $12)**		29

Cash equivalent - 7.1%
BlackRock Liquidity Funds TempCash Portfolio, Dollar Shares, 0.148%‡	14,500,640	14,501

Total Cash equivalent (Cost $14,501)**		14,501

Total Investments-104.2% (Cost $175,769)**		213,819

Net Other assets (liabilities)-(4.2)%		(8,693)

Net Assets-100.0%		$205,126

*	Non-income producing security.
**	This number is listed in thousands.
^	Security fully or partially on loan at December 31, 2014. The total value of securities on loan at December 31, 2014 was $11,186**. Certain of these securities may have been sold prior to period end.
†	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
‡	Rate shown is the 7-day effective yield as of December 31, 2014.

Cl	-	Class

See accompanying notes to schedules of investments.

Schedule of investments

Turner Small Cap Growth Fund

December 31, 2014

(Unaudited)

		Value
	Shares	(000)
Common stock-97.9%†
Consumer discretionary-14.9%
Brunswick	10,900	$559
Burlington Stores*	13,711	648
Core-Mark Holding	14,250	883
Criteo SA ADR*	16,850	681
G-III Apparel Group*	7,910	799
HomeAway*	9,910	295
Lumber Liquidators Holdings*	9,020	598
Papa John’s International	12,400	692
Rentrak*	11,210	816
Restoration Hardware Holdings*^	8,010	769
Skechers U.S.A., Cl A*	14,540	803
Vince Holding*^	9,100	238
Zoe’s Kitchen*^	38,510	1,152
Total Consumer discretionary		8,933

Consumer staples-2.0%
Boston Beer, Cl A*	2,320	672
Inventure Foods*	42,370	540
Total Consumer staples		1,212

Energy-3.5%
Chesapeake Lodging Trust	21,470	799
Diamondback Energy*	13,480	805
Matador Resources*	23,910	484
Total Energy		2,088

Financials-7.8%
Bank of the Ozarks	26,310	997
Essent Group*	38,790	997
Evercore Partners	11,430	599
FXCM, Cl A	45,030	746
Janus Capital Group^	29,490	476
Kennedy-Wilson Holdings	35,080	888
Total Financials		4,703

Health care-29.4%
ABIOMED*	20,210	769
Acadia Healthcare*	13,400	820
Achillion Pharmaceuticals*	32,930	403
Akorn*^	17,440	631
AMAG Pharmaceuticals*	9,410	401
Cepheid*	22,820	1,235
Cerus*	58,370	364
DepoMed*	51,340	827
Dyax*	63,230	889
Exact Sciences*	28,120	772
ExamWorks Group*	27,200	1,131
Horizon Pharma PLC*	53,760	693
Insulet*	23,270	1,072
Insys Therapeutics*	8,920	376
Keryx Biopharmaceuticals*^	22,540	319
LDR Holding*	39,800	1,306
NPS Pharmaceuticals*	11,370	407
NxStage Medical*	24,590	441
Pacira Pharmaceuticals*	6,470	574
Puma Biotechnology*^	2,220	420
Receptos*	7,160	877
Repligen*	42,790	847
Team Health Holdings*	15,180	873
Veeva Systems, Cl A*	44,270	1,169
Total Health care		17,616

Industrials-11.1%
Forward Air	22,090	1,113
Greenbrier^	24,280	1,304
Proto Labs*^	12,980	872
Saia*	19,370	1,072
TASER International*	34,210	906
Trex*	14,560	620
WageWorks*	11,640	752
Total Industrials		6,639

Information technology-23.9%
Cavium*	21,130	1,306
Demandware*	17,330	997
Digimarc^	84,660	2,298
Endurance International Group Holdings*^	22,550	416
Envestnet*	10,350	509
Guidewire Software*	24,160	1,223
Integrated Device Technology*	23,180	454
MDC Partners	26,730	607
Monolithic Power Systems	14,630	728
Proofpoint*^	18,160	876
RF Micro Devices*	93,890	1,558
SunEdison*	22,950	448
Synaptics*	8,000	551
The Ultimate Software Group*	6,060	890
Trulia*	12,880	593
WEX*	6,450	638
Workiva*	17,410	233
Total Information technology		14,325

Materials-5.3%
Headwaters*	57,880	867
Platform Specialty Products*	43,830	1,017
PolyOne	9,250	351
Senomyx*^	83,141	500
US Silica Holdings	16,730	430
Total Materials		3,165

Total Common stock (Cost $45,917)**		58,681

Cash equivalent - 14.5%
BlackRock Liquidity Funds TempCash Portfolio, Dollar Shares, 0.148%‡	8,666,556	8,667

Total Cash equivalent (Cost $8,667)**		8,667

Total Investments-112.4% (Cost $54,584)**		67,348

Net Other assets (liabilities)-(12.4)%		(7,409)

Net Assets-100.0%		$59,939

*	Non-income producing security.
**	This number is listed in thousands.
^	Security fully or partially on loan at December 31, 2014. The total value of securities on loan at December 31, 2014 was $7,924**. Certain of these securities may have been sold prior to period end.
†	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
‡	Rate shown is the 7-day effective yield as of December 31, 2014.

ADR	-	American Depositary Receipt
Cl	-	Class

See accompanying notes to schedules of investments.

Notes to Schedules of Investments

December 31, 2014 (Unaudited)

1. Organization:

Turner Funds (the “Trust”), a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company and thus is determined to be an investment company for accounting purposes. The funds included herein are Turner Medical Sciences Long/Short Fund (“Medical Sciences Long/Short Fund”), Turner Spectrum Fund (“Spectrum Fund”), Turner Titan Fund (“Titan Fund”), Turner Emerging Growth Fund (“Emerging Growth Fund”), Turner Large Growth Fund (“Large Growth Fund”), Turner Midcap Growth Fund (“Midcap Growth Fund”), and Turner Small Cap Growth Fund (“Small Cap Growth Fund”), each a “Fund” and collectively the “Funds.”

At a meeting of the Board of Trustees (the “Board”) held September 12, 2014, the Board approved the reorganization of the Large Growth Fund into the Midcap Growth Fund and the Large Growth Fund was closed to new investors on September 30, 2014.

2. Significant accounting policies:

The following is a summary of the significant accounting policies followed by the Funds in the preparation of the Schedules of investments and the Schedules of securities sold short.

Use of estimates — The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts. Actual results could differ from those estimates.

Security valuation — In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, fair value is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market.

The Trust has a three-tier fair value hierarchy that is dependent upon the various “inputs” used to determine the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical investments

Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risks, etc.)

Level 3 — significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

Notes to Schedules of Investments

December 31, 2014 (Unaudited)

Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including American Depository Receipts (“ADRs”), are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price for long positions and the most recent quoted ask price for short positions. For securities traded on NASDAQ, the NASDAQ Official Closing Price is used. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. To the extent these securities are valued at the last sales price or NASDAQ Official Closing Price, they are categorized as Level 1 in the fair value hierarchy.

Investments in other open-end investment companies are valued at net asset value. These valuations are typically categorized as Level 1 in the fair value hierarchy.

If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain bid and ask prices from two broker-dealers who make a market in the security and determine the average of the two. In this situation, valuations are typically categorized as a Level 2 in the fair value hierarchy.

Securities for which market prices are not “readily available” are valued in accordance with Fair Value Procedures established by the Board of Trustees.  The Funds’ Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been delisted from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. Depending on the source or relative significance of the valuation inputs, these securities may be categorized as Level 2 or Level 3 in the fair value hierarchy.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which a Fund calculates its net asset value.  The closing prices of such securities may no longer reflect their market value at the time a Fund calculates net asset value if an event that could materially affect the value of those securities (a “Significant Event”) has occurred

Notes to Schedules of Investments

December 31, 2014 (Unaudited)

between the time of the security’s last close and the time that a Fund calculates net asset value.  A Significant Event may relate to a single issuer or to an entire market sector.

In the event that Turner Investments, L.P. (the “Adviser”) believes that the fair values provided by a third party fair valuation vendor are not reliable, or believes that a foreign security held by a Fund should be fair valued for any other reason, the Adviser shall contact the Sub-administrator, Citi Fund Services, Ohio, Inc., and request that a meeting of the Committee be held. Depending on the source or relative significance of the valuation inputs, these securities may be categorized as Level 2 or Level 3 in the fair value hierarchy.

For the period ended December 31, 2014, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

The following table is a summary of inputs used to value the Funds’ investments as of December 31, 2014.  The breakdown, by sub-category, of the “common stock” category is disclosed in the Schedule of investments and Schedule of securities sold short for each Fund, as applicable.

Medical Sciences Long/Short Fund	Level 1(000)	Level 2(000)	Total(000)

Investments in Securities
Common stock	$35,722	$—	$35,722
Cash equivalent	3,910	—	3,910
Total Investments in securities	$39,632	$—	$39,632

Securities Sold Short
Common stock	$16,335	$—	$16,335
Exchange traded funds	3,198	—	3,198
Total Securities sold short	$19,533	$—	$19,533

Spectrum Fund	Level 1	Level 2	Total

Investments in Securities
Common stock	$54,148	$—	$54,148
Warrant	212	—	212
Total Investments in securities	$54,360	$—	$54,360

Securities Sold Short
Common stock	$28,930	$—	$28,930
Exchange traded funds	6,311	—	6,311
Total Securities sold short	$35,241	$—	$35,241

Notes to Schedules of Investments

December 31, 2014 (Unaudited)

Titan Fund	Level 1	Level 2	Total

Investments in Securities
Common stock	$9,961	$—	$9,961
Cash equivalent	1,304	—	1,304
Total Investments in securities	$11,265	$—	$11,265

Securities Sold Short
Common stock	$4,432	$—	$4,432
Exchange traded funds	719	—	719
Total Securities sold short	$5,151	$—	$5,151

Emerging Growth Fund	Level 1	Level 2	Total

Investments in Securities
Common stock	$111,261	$—	$111,261
Cash equivalent	26,314	—	26,314
Total Investments in securities	$137,575	$—	$137,575

Large Growth Fund	Level 1	Level 2	Total

Investments in Securities
Common stock	$34,975	$—	$34,975
Cash equivalent	823	—	823
Total Investments in securities	$35,798	$—	$35,798

Midcap Growth Fund	Level 1	Level 2	Total

Investments in Securities
Common stock	$199,289	$—	$199,289
Warrant	29	—	29
Cash equivalent	14,501	—	14,501
Total Investments in securities	$213,819	$—	$213,819

Small Cap Growth Fund	Level 1	Level 2	Total

Investments in Securities
Common stock	$58,681	$—	$58,681
Cash equivalent	8,667	—	8,667
Total Investments in securities	$67,348	$—	$67,348

For each Fund there were no transfers between the Levels as of December 31, 2014 based on the input Levels assigned at September 30, 2014.

Notes to Schedules of Investments

December 31, 2014 (Unaudited)

Security transactions — Security transactions are accounted for on the date the security is purchased or sold (trade date).

Securities sold short — Consistent with each Fund’s investment objectives, the Funds may engage in short sales. Short sales are transactions under which a Fund sells a security it does not own. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund is then obligated to replace the security borrowed by purchasing the security at the market price at the time of the replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to pay the lender amounts equal to any dividends that accrue during the period of the loan. Dividends declared on open short positions are recorded on ex-date and shown as an expense for financial reporting purposes. To borrow the security, the Fund also may be required to pay a fee, which is shown as an expense for financial reporting purposes. The proceeds of the short sale are retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the close of a short sale.

Until a Fund closes its short position or replaces the borrowed security, the Fund will: (a) maintain a segregated account containing cash or liquid securities at such a level that (i) the amount deposited in the account plus the amount deposited with the brokers as collateral will equal the current value of the security sold short; and (ii) the amount deposited in the segregated account plus the amount deposited with the broker as collateral will not be less than the market value of the security at the time the security was sold short, or (b) otherwise cover the short positions. The Medical Sciences Long/Short Fund, Spectrum Fund and Titan Fund engaged in short sales during the period ended December 31, 2014.

Foreign currency translation — The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities.

3.  Loans of portfolio securities:

The Funds may lend securities in their portfolios pursuant to a securities lending agreement (“Lending Agreement”) with Morgan Stanley. Unless otherwise agreed, security loans made pursuant to the Lending Agreement are required at all times to be secured by collateral equal to at least 100% of the market value of the securities loaned based on the previous day’s market value of the securities loaned, marked-to-market daily. Any collateral shortfalls are adjusted the next business day. Cash collateral received is invested in the Dollar Shares of the BlackRock

Notes to Schedules of Investments

December 31, 2014 (Unaudited)

Liquidity Funds TempCash, a money market fund. All such investments are made at the risk of the Funds and, as such, the Funds are liable for investment losses. The Funds receive an annual fee for their participation in the Lending Agreement based on the projected lending activity.

In the event of bankruptcy of the borrower, realization/retention of the collateral may be subject to legal proceedings.

Securities lending transactions are entered into by each Fund under a Master Securities Lending Agreement (“MSLA”) which permits the Funds, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset amounts payable by the Funds to the same counterparty against amounts to be received and create one single net payment due to or from the Funds.

The following Funds had securities on loan and had invested cash collateral, subject to offset under a MSLA, with the following values as of December 31, 2014:

Fund	Value of Securities on Loan (000)	Value of Collateral (000)*	Net Amount (000)
Emerging Growth Fund	$21,334	$21,334	$—
Midcap Growth Fund	11,186	11,186	—
Small Cap Growth Fund	7,924	7,924	—

*The actual value of collateral received may be in excess of the amounts shown in the table.  The table only refelcts collateral amounts up to the amount of the value of the securities on loan as disclosed in the Schedules of investments.

4.  Concentration/risks:

Certain Funds invest a high percentage of their assets in specific market sectors in order to achieve a potentially greater investment return. As a result, these Funds may be more susceptible to positive or negative economic, political, and regulatory developments in a particular market sector of the market and may experience the effect of this increased volatility on the Fund’s net asset value and a magnified effect on the Fund’s total return.

Governments of some developing countries exercise substantial influence over many aspects of the private sector. In some countries, the government owns or controls many companies, including the largest companies in the country. As such, government actions in the future could have a significant effect on economic conditions in developing countries in these regions, which could affect private sector companies, the Fund and the value of its securities. Furthermore, certain developing countries are among the largest debtors to commercial banks and foreign governments. Trading in debt obligations issued or guaranteed by such governments or their agencies and instrumentalities involves a high degree of risk.

The Funds enter into contracts that contain a variety of indemnifications. The Funds’ maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

Notes to Schedules of Investments

December 31, 2014 (Unaudited)

5. Federal tax information:

At December 31, 2014, the total cost of securities for Federal income tax purposes and the aggregate gross unrealized appreciation and depreciation for the investments held by each Fund, excluding securities sold short, were as follows:

	Federal tax cost (000)	Unrealized appreciation (000)	Unrealized (depreciation) (000)	Net unrealized appreciation (000)
Medical Sciences Long/Short Fund	$37,499	$6,551	$(4,418)	$2,133
Spectrum Fund	53,505	6,673	(5,818)	855
Titan Fund	10,449	1,021	(205)	816
Emerging Growth Fund	113,216	28,563	(4,204)	24,359
Large Growth Fund	29,913	6,419	(534)	5,885
Midcap Growth Fund	176,486	40,663	(3,330)	37,333
Small Cap Growth Fund	57,217	13,556	(3,425)	10,131

6. Subsequent Events:

The Trust has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the schedules of investments were issued.

On January 14, 2015, the Board of Trustees determined to close and liquidate the Titan Fund, effective on or about March 13, 2015.  This decision was made after careful consideration of the Titan Fund’s asset size, strategic importance, current expenses and historical performance.  In connection with the planned liquidation, the Titan Fund discontinued accepting orders for the purchase of fund shares or exchanges into the Titan Fund from other Turner Funds as of the close of business on January 30, 2015.

At a Special Meeting of Shareholders which took place on January 15, 2015, the shareholders of the Large Growth Fund approved the reorganization of the Large Growth Fund into the Midcap Growth Fund.  The merger was completed at the end of business on January 23, 2015.

Based on this evaluation, other than the items noted above, no additional disclosures and/or adjustments were required as of December 31, 2014.

THE SCHEDULES OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUNDS’ SEMIANNUAL REPORT OR AUDITED ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUNDS.

Item 2.   Controls and Procedures.

(a)           The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosures controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)           There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) A separate certification for the principal executive officer and principal financial officer of the registrant as required by Rule 30(a)-2(a) under the Act (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: Turner Funds By (Signature and Title)	/s/ Stephen J. Negrotti
Stephen J. Negrotti, President (Principal Executive Officer)

Date:	February 23, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Stephen J. Negrotti
Stephen J. Negrotti, President (Principal Executive Officer)

Date:	February 23, 2015

By (Signature and Title)	/s/ Bashir C. Asad
Bashir C. Asad, Controller and Chief Financial Officer (Principal Financial Officer)

Date:	February 23, 2015